Summary of Significant Accounting Policies - Convertible Preferred Stock & Income Taxes (Details) - USD ($)		1 Months Ended	2 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Aggregate gross proceeds						$ 75,000,000.0
Public offering price per share						$ 67.83
Interest and penalties accrued	$ 0	$ 0	$ 0	$ 0			$ 0
Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0	0		$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense						$ 0
Adagio Medical Inc
Aggregate gross proceeds				$ 75,000,000.0				$ 75,000,000.0
Public offering price per share				$ 67.83				$ 67.83
Interest and penalties accrued				$ 0	$ 0			$ 0	$ 0
Income Tax Penalties and Interest Expense				0	$ 0			0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense				$ 0				$ 0